Consolidated Statements of Comprehensive Income (Loss)		12 Months Ended
		Nov. 30, 2025 HKD ($) $ / shares shares	Nov. 30, 2025 USD ($) $ / shares shares	Nov. 30, 2024 HKD ($) $ / shares shares	Nov. 30, 2023 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues		$ 18,481,149	$ 2,373,334	$ 20,286,590	$ 20,539,218
Operating Expenses
cost of sales		6,688,155	858,887	7,970,194	4,505,483
Selling expenses		1,590,959	204,310	967,473	3,276,562
General and administrative		30,198,088	3,878,013	13,875,156	8,623,437
Total operating expenses		38,477,202	4,941,210	22,812,823	16,405,482
INCOME(LOSS) FROM OPERATIONS		(19,996,053)	(2,567,876)	(2,526,233)	4,133,736
Other income (expenses)
Financial expense		(70,929)	(9,109)	(101,711)	(108,259)
Other income, net		1,381,817	177,452	1,526,182	574,127
Total other income (expenses)		1,310,888	168,343	1,424,471	465,868
INCOME(LOSS) BEFORE INCOME TAXES		(18,685,165)	(2,399,533)	(1,101,762)	4,599,604
Income Tax Expenses (benefits)		(509,590)	(65,441)	(676,053)	530,625
NET INCOME (LOSS)		(18,175,575)	(2,334,092)	$ (425,709)	$ 4,068,979
Other comprehensive income (loss):
Foreign currency translation adjustment		5,501	706
Total comprehensive income (loss)		$ (18,170,074)	$ (2,333,386)
Weighted average number of ordinary shares
Basic (in Shares)	[1]	1,023,438	1,023,438	656,250	562,500
Diluted (in Shares)	[1]	1,023,438	1,023,438	656,250	562,500
Earning (LOSS) per share
Basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ (17.76)	$ (2.28)	$ (0.65)	$ 7.23
Diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ (17.76)	$ (2.28)	$ (0.65)	$ 7.23

[1]	On January 15, 2026, the company’s board of directors approved a reverse stock split of the Company’s issued and outstanding ordinary shares at a ratio of one-for-twenty (1:20). The reverse stock split became effective on or about February 17, 2026. All share and per share amounts, including the number of shares outstanding, earnings per share, and other per share data, have been retrospectively adjusted for all periods presented to reflect the reverse stock split.